UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806



Asset Allocation Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various -  4/30

Date of reporting period: 07/01/17 - 06/30/18


Item 1. Proxy Voting Record


============================ Asset Allocation Trust ============================


3I GROUP PLC

Ticker:       III            Security ID:  G88473148
Meeting Date: JUN 28, 2018   Meeting Type: Annual
Record Date:  JUN 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Final Dividend                  For       For          Management
4     Re-elect Jonathan Asquith as Director   For       For          Management
5     Re-elect Caroline Banszky as Director   For       For          Management
6     Re-elect Simon Borrows as Director      For       For          Management
7     Re-elect Stephen Daintith as Director   For       For          Management
8     Re-elect Peter Grosch as Director       For       For          Management
9     Re-elect David Hutchison as Director    For       For          Management
10    Re-elect Simon Thompson as Director     For       For          Management
11    Re-elect Julia Wilson as Director       For       For          Management
12    Reappoint Ernst & Young LLP as Auditors For       For          Management
13    Authorise Board Acting Through the      For       For          Management
      Audit and Compliance Committee to Fix
      Remuneration of Auditors
14    Authorise EU Political Donations and    For       For          Management
      Expenditure
15    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
16    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
17    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
18    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
19    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice


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BOC HONG KONG (HOLDINGS) LTD.

Ticker:       2388           Security ID:  Y0920U103
Meeting Date: JUN 27, 2018   Meeting Type: Annual
Record Date:  JUN 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Final Dividend                  For       For          Management
3a    Elect Ren Deqi as Director              For       For          Management
3b    Elect Koh Beng Seng as Director         For       For          Management
3c    Elect Tung Savio Wai-Hok as Director    For       For          Management
4     Approve Ernst & Young as Auditor and    For       For          Management
      Authorize Board or Duly Authorized
      Committee of the Board to Fix Their
      Remuneration
5     Approve Issuance of Equity or           For       Against      Management
      Equity-Linked Securities without
      Preemptive Rights
6     Authorize Repurchase of Issued Share    For       For          Management
      Capital
7     Authorize Reissuance of Repurchased     For       Against      Management
      Shares


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CSR LIMITED

Ticker:       CSR            Security ID:  Q30297115
Meeting Date: JUN 27, 2018   Meeting Type: Annual
Record Date:  JUN 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2a    Elect John Gillam as Director           For       For          Management
2b    Elect Penny Winn as Director            For       For          Management
3     Approve Remuneration Report             For       For          Management
4     Approve Grant of Performance Rights to  For       For          Management
      Rob Sindel
5     Approve Renewal of Proportional         For       For          Management
      Takeover Provisions in the Constitution


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ASSET ALLOCATION TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2018